Leases	12 Months Ended
Jun. 30, 2021
Presentation of leases for lessee [abstract]
Leases	Leases
The Group leases various offices in locations including, Sydney, Australia; the San Francisco Bay Area, California, New York, New York, Austin, Texas, and Boston, Massachusetts, in the United States; Amsterdam, the Netherlands; Manila, the Philippines; Bengaluru, India; Yokohama, Japan; Stockholm, Sweden; and Gdansk, Poland under leases expiring within one to eight years. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated. We do not assume renewals in our determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Our lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.
The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal years ended June 30, 2021 and 2020:

	Fiscal Year Ended June 30,
	2021	2020
	(U.S. $ in thousands)
Right-of-use assets
Balance at the beginning of period	$217,683	$241,421
Additions	28,939	14,270
Disposals	(256)	(2,388)
Depreciation expense	(37,552)	(35,127)
Effect of change in exchange rates	245	(493)
Impairment of right-of-use asset	(3,759)	—
Balance at the end of period	$205,300	$217,683

Lease obligations
Balance at the beginning of period	$264,568	$285,973
Additions	27,042	13,213
Disposals	(270)	(2,388)
Interest expense	7,019	7,702
Payments	(44,874)	(38,125)
Effect of change in exchange rates	3,064	(1,807)
Balance at the end of period	$256,549	$264,568

Lease obligations, current	$42,446	$34,743
Lease obligations, non-current	214,103	229,825
Total lease obligations, as the end of period	$256,549	$264,568
The following table presents supplemental information about our leases:

	Fiscal Year Ended June 30,
	2021	2020

Short-term leases and low value leases expense:
Short-term leases expense	$336	$2,021
Low value leases expense	$1,436	$336

Cash outflows:
Principal portion of the lease obligations	$37,855	$30,423
Interest portion of the lease obligations	7,019	7,702
Short-term leases and low value leases	2,999	4,405
Total cash outflows	$47,873	$42,530
As of June 30, 2021, we have entered a lease with future lease payments of $88.9 million that has not yet commenced and is not yet recorded on our consolidated statements of financial position. This lease will commence in fiscal year 2022 with a non-cancelable lease term of 12 years.